INCOME TAXES - Disclosure of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Deferred tax assets	$ 141,794	$ 136,020
Benefit (expense) to statement of earnings	54,646	5,774
Acquired from Gatos	5,820
Charge to equity	7,163
(Charge) benefit to OCI	(13,555)
Deferred tax assets	195,868	141,794
Deferred tax liabilities
Deferred tax liabilities	175,513	126,304
Benefit to statement of earnings	(34,422)	49,209
Acquired from Gatos	517,841
Benefit to equity	28,446
Foreign exchange translation adjustment	(938)
Deferred tax liabilities	686,440	175,513
Statements of Financial Position Presentation
Deferred tax assets	80,386	46,375
Deferred tax liabilities	570,958	80,094
Deferred tax (assets) liabilities	490,572	33,719
Losses [Member]
Deferred tax assets
Deferred tax assets	238,014	202,608
Benefit (expense) to statement of earnings	37,465	35,406
Charge to equity	2,486
(Charge) benefit to OCI	21
Deferred tax assets	277,986	238,014
Provisions [Member]
Deferred tax assets
Deferred tax assets	44,250	42,207
Benefit (expense) to statement of earnings	13,976	2,043
Acquired from Gatos	3,042
Charge to equity	0
(Charge) benefit to OCI	0
Deferred tax assets	61,268	44,250
Deferred tax asset not recognized [Member]
Deferred tax assets
Deferred tax assets	(159,328)	(130,613)
Benefit (expense) to statement of earnings	(5,309)	(28,715)
Acquired from Gatos	(3,777)
Charge to equity	3,612
(Charge) benefit to OCI	5,062
Deferred tax assets	(159,740)	(159,328)
Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets	18,858	21,818
Benefit (expense) to statement of earnings	8,514	(2,960)
Acquired from Gatos	6,555
Charge to equity	1,065
(Charge) benefit to OCI	(18,638)
Deferred tax assets	16,354	18,858
Property, plant and equipment and mining interests [Member]
Deferred tax liabilities
Deferred tax liabilities	188,517	129,941
Benefit to statement of earnings	(52,143)	58,576
Acquired from Gatos	517,315
Benefit to equity	0
Foreign exchange translation adjustment	0
Deferred tax liabilities	653,689	188,517
Other deferred tax liabilities [Member]
Deferred tax liabilities
Deferred tax liabilities	(13,004)	(3,637)
Benefit to statement of earnings	17,721	(9,367)
Acquired from Gatos	526
Benefit to equity	28,446
Foreign exchange translation adjustment	(938)
Deferred tax liabilities	$ 32,751	$ (13,004)